Deferred Income	12 Months Ended
Dec. 31, 2011
Deferred Income
Deferred Income

11.Deferred Income

Deferred income as of December 31, 2010 and 2011 is analyzed as follows:

	2010		2011
	Current	Long-term	Current	Long-term
Cash received in advance of service provided	$2,083,034	$-	$1,080,997	$-
Deferred income resulting from varying charter rates	-	1,300,699	-	-
Deferred income	$2,083,034	$1,300,699	$1,080,997	$-